U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

April 4, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Trust for Professional Managers (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Rockefeller Climate Solutions Fund (S000072137)
Rockefeller Equity Allocation Fund (S000043627)
Rockefeller Core Taxable Bond Fund (S000043628)
Rockefeller Intermediate Tax Exempt National Bond Fund (S000043629)
Rockefeller Intermediate Tax Exempt New York Bond Fund (S000043630)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Rockefeller Climate Solutions Fund, Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated March 30, 2022, and filed electronically as Post-Effective Amendment No. 799 to the Fund’s Registration Statement on Form N-1A on March 24, 2022.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (513) 629-8104.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
For U.S. Bank Global Fund Services